Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

16 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated in the statement of financial position at cost less accumulated depreciation. No depreciation is provided on freehold land. Freehold buildings and long leaseholds are depreciated over their estimated useful lives up to a maximum of 50 years. Short leases are written off over the duration of the lease. Depreciation is provided on other assets on a straight-line basis over their estimated useful lives as follows:

■

land and buildings: land – not depreciated; leasehold improvements – shorter of life of lease and 10 years

■

fixtures and equipment: plant – 3 to 20 years; office furniture, fixtures and fittings – 5 to 10 years; computer systems, communication networks and equipment – 3 to 7 years

	2021			2022
	Land and	Fixtures and		Land and	Fixtures and
	buildings	equipment	Total	buildings	equipment	Total
	£m	£m	£m	£m	£m	£m
Cost
At start of year	206	527	733	167	516	683
Acquisitions	–	1	1	1	–	1
Capital expenditure	5	23	28	3	33	36
Disposals	(43)	(32)	(75)	(19)	(140)	(159)
Exchange translation differences	(1)	(3)	(4)	14	43	57
At end of year	167	516	683	166	452	618

Accumulated depreciation
At start of year	143	428	571	111	441	552
Charge for the year	6	46	52	6	41	47
Disposals	(37)	(31)	(68)	(12)	(142)	(154)
Exchange translation differences	(1)	(2)	(3)	10	37	47
At end of year	111	441	552	115	377	492

Net book amount	56	75	131	51	75	126

Included in land and buildings is freehold land of £10m (2021: £10m).

Amounts relating to right-of-use assets under IFRS 16 can be found in note 22.